Schedule IV - Mortgage Loans on Real Estate (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024
Mortgage Loans on Real Estate [Line Items]
Mortgages held for federal income tax purposes		$ 232.8
Non-cash transaction	$ 8.9